Note 11 - Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	$ 2,084	$ 1,347
Deferred tax assets liabilities, balance	3,434	2,084	$ 1,347
Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	(411)	0
Credit/(charged) to comprehensive income	(823)	78
Acquisitions		(489)
Deferred tax assets liabilities, balance	(1,234)	(411)	0
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	2,495	1,347	2,113
Credit/(charged) to comprehensive income	2,173	885	(766)
Acquisitions		263
Deferred tax assets liabilities, balance	4,668	2,495	1,347
Unused tax losses [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	1,853	814	1,005
Credit/(charged) to comprehensive income	2,227	776	(191)
Acquisitions		263
Deferred tax assets liabilities, balance	4,080	1,853	814
Allowance for credit losses [member] | Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	0	0
Credit/(charged) to comprehensive income	0	0
Acquisitions		0
Deferred tax assets liabilities, balance	0	0	0
Other temporary differences [member] | Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	(411)	0
Credit/(charged) to comprehensive income	(823)	78
Acquisitions		(489)
Deferred tax assets liabilities, balance	(1,234)	(411)	0
Other temporary differences [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	642	533	1,108
Credit/(charged) to comprehensive income	(54)	109	(575)
Acquisitions		0
Deferred tax assets liabilities, balance	$ 588	$ 642	$ 533